Business Combinations - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 USD ($)	May 31, 2019 TWD ($)	Apr. 30, 2019 TWD ($) shares	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Oct. 01, 2021
Disclosure of subsidiaries [Line Items]
Significant unobservable inputs discount rate				31.00%	31.00%
Revenue from continuing operations				$ 570,363,380	$ 20,561,045	$ 497,146,285		$ 413,782,708
Profit from continuing operations				$ 62,277,713	$ 2,245,051	28,833,916		$ 18,030,506
Call option on the remaining non-controlling interests				40.00%	40.00%
Gain recognized from remeasuring fair value of equity interest before business combination			$ 243,057
USIFR [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary									100.00%
Percentage of voting equity interests acquired									100.00%
Proceeds From Sale Of Restricted Investments						385,735
Proceeds from Decommissioning Trust Fund Assets						294,244
Proceed From the issue of Other investment						91,491
Top of range [member]
Disclosure of subsidiaries [Line Items]
Contingent consideration recognised as of acquisition date						42,805
USIFR [Member]
Disclosure of subsidiaries [Line Items]
Consideration paid in cash for shares						10,800,558	$ 368,753
Arrangement for contingent consideration by making deposit to trust fund						$ 294,244	$ 10,122
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares						25,940
FAFG [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary				100.00%	100.00%
Percentage of Ownership (%)						100.00%	100.00%
Percentage of voting equity interests acquired				100.00%	100.00%
A S E Embedded Electronics Inc [Member]
Disclosure of subsidiaries [Line Items]
Consideration paid in cash for shares		$ 1,500,000	1,147,595
Gain recognized from remeasuring fair value of equity interest before business combination			76,655
Ordinary shares acquired			$ 150,000
Percentage of Ownership (%)	100.00%
A S E Embedded Electronics Inc [Member] | TDK Corporation [Member]
Disclosure of subsidiaries [Line Items]
Ordinary shares acquired	$ 6,000
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership interest in joint venture			50.97%
ASE Test, Inc. [member] | Private Placement [Member]
Disclosure of subsidiaries [Line Items]
Shares subscribed | shares			100,000
Consideration paid in cash for shares			$ 250,000
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary				60.00%	60.00%
Percentage of voting equity interests acquired				60.00%	60.00%